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                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                            AMERICAN GROWTH SERIES II
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED SEPTEMBER 18, 2007
              TO THE PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)

     Effective  September 17, 2007 and until further notice, the Contract is not
                                                                             ---
available  to  fund  new  annuity  contracts  in  the  403(b)  market  that  are
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established by transfers under Revenue Ruling 90-24.  Contracts which are funded via salary reduction contributions continue to be available.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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